Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	8 Months Ended	12 Months Ended		13 Months Ended	20 Months Ended	24 Months Ended	25 Months Ended	32 Months Ended	36 Months Ended	37 Months Ended	44 Months Ended	48 Months Ended	49 Months Ended	56 Months Ended	60 Months Ended	61 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 02, 2021	Dec. 09, 2019	Jul. 31, 2016	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2018	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2019	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2026	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000256623
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Pioneer Balanced Fund
Accumulated Value			$ 9,774				$ 10,647			$ 11,641			$ 12,631			$ 13,599			$ 16,384			$ 15,199		$ 16,188	$ 18,268	$ 19,786	$ 25,016
C000256620
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Pioneer Balanced Fund
Accumulated Value			10,000				10,810			11,743			12,645			13,507			16,159			14,879		15,725	17,621	19,085	24,129
C000256621
Account Value [Line Items]
Accumulated Value			10,000				10,936			11,993			13,039			14,072			17,022			15,847		16,912	19,144	20,812	26,400
C000256622
Account Value [Line Items]
Accumulated Value			1,000,000				1,092,577			1,198,250			1,303,321			1,408,347			1,702,246			1,584,044		1,692,522	1,912,960	2,077,300	2,630,375
C000256483
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Pioneer Multi-Asset Income Fund
Accumulated Value			9,778				11,362			11,966			11,779			11,811			14,254			14,192		15,495	17,286	19,734	22,918
C000256480
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Pioneer Multi-Asset Income Fund
Accumulated Value			10,000				11,509			12,038			11,747			11,684			13,997			13,828		14,986	16,579	18,927	21,981
C000256481
Account Value [Line Items]
Accumulated Value			10,000				11,662			12,537			12,371			12,424			15,042			14,978		16,413	18,355	21,023	24,457
C000256482
Account Value [Line Items]
Accumulated Value			1,000,000				1,163,355			1,228,872			1,211,021			1,214,266			1,469,063			1,465,427		1,603,375	1,792,546	2,049,321	2,385,218
C000256536
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Pioneer Securitized Income Fund
Accumulated Value	$ 9,778			$ 9,805				$ 9,704			$ 10,213			$ 11,451			$ 12,341			$ 12,852
C000256535
Account Value [Line Items]
Accumulated Value		$ 1,000,000			$ 896,242				$ 1,115,601			$ 1,108,069			$ 1,169,047			$ 1,311,167			$ 1,418,044		$ 1,480,444
C000256473
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Pioneer Solutions - Balanced Fund
Accumulated Value			9,427				10,090			10,472			10,334			10,650			13,222			12,299		13,409	15,027	16,958	20,052
C000256475
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Pioneer Solutions - Balanced Fund
Accumulated Value			10,000				10,626			10,955			10,720			10,972			13,532			12,501		13,520	15,036	16,968	20,063
C000256474
Account Value [Line Items]
Accumulated Value			1,000,000				1,073,252			1,115,542			1,102,815			1,139,344			1,417,513			1,323,885		1,444,100	1,620,440	1,832,429	2,170,387
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value			10,000				11,365			12,957			13,712			15,049			20,221			19,002		21,112	25,406	29,165	34,458
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value			10,000				11,365			12,957			13,712			15,049			20,221			19,002		21,112	25,406	29,165	34,458
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value			10,000				11,365			12,957			13,712			15,049			20,221			19,002		21,112	25,406	29,165	34,458
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value			1,000,000				1,136,502			1,295,680			1,371,172			1,504,932			2,022,111			1,900,207		2,111,226	2,540,624	2,916,539	3,445,767
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,706			12,989			13,373			14,335			19,092			17,090		19,296	22,580	26,165	31,950
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,706			12,989			13,373			14,335			19,092			17,090		19,296	22,580	26,165	31,950
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,706			12,989			13,373			14,335			19,092			17,090		19,296	22,580	26,165	31,950
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			1,000,000				1,170,585			1,298,935			1,337,260			1,433,510			1,909,152			1,708,987		1,929,626	2,258,038	2,616,493	3,194,969
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			10,099				9,178			8,869			9,321			9,637			9,898
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		1,000,000			1,077,800				1,070,237			972,668			939,913			987,858			1,021,261		1,048,935
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,706			12,989			13,373			14,335			19,092			17,090		19,296	22,580	26,165	31,950
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,706			12,989			13,373			14,335			19,092			17,090		19,296	22,580	26,165	31,950
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			1,000,000				1,170,585			1,298,935			1,337,260			1,433,510			1,909,152			1,708,987		1,929,626	2,258,038	2,616,493	3,194,969
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,949			9,869			10,666			11,746			11,664			10,600		10,243	10,766	11,130	11,431
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Accumulated Value			10,000				10,919			11,927			12,938			14,470			17,439			16,365		17,417	20,057	22,295	25,130
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,949			9,869			10,666			11,746			11,664			10,600		10,243	10,766	11,130	11,431
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Accumulated Value			10,000				10,919			11,927			12,938			14,470			17,439			16,365		17,417	20,057	22,295	25,130
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,949			9,869			10,666			11,746			11,664			10,600		10,243	10,766	11,130	11,431
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Accumulated Value			10,000				10,919			11,927			12,938			14,470			17,439			16,365		17,417	20,057	22,295	25,130
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			1,000,000				994,854			986,891			1,066,640			1,174,599			1,166,355			1,060,024		1,024,327	1,076,579	1,112,982	1,143,141
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index
Accumulated Value			1,000,000				1,091,856			1,192,665			1,293,798			1,446,964			1,743,910			1,636,536		1,741,685	2,005,697	2,229,505	2,513,049
35% MSCI ACWI & 65% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value			10,000				10,536			10,881			11,599			12,720			14,036			12,716		13,003	14,202	15,296	16,723
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,949			9,869			10,666			11,746			11,664			10,600		10,243	10,766	11,130	11,431
35% MSCI ACWI & 65% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value			10,000				10,536			10,881			11,599			12,720			14,036			12,716		13,003	14,202	15,296	16,723
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,949			9,869			10,666			11,746			11,664			10,600		10,243	10,766	11,130	11,431
35% MSCI ACWI & 65% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value			10,000				10,536			10,881			11,599			12,720			14,036			12,716		13,003	14,202	15,296	16,723
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,949			9,869			10,666			11,746			11,664			10,600		10,243	10,766	11,130	11,431
35% MSCI ACWI & 65% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value			1,000,000				1,053,590			1,088,066			1,159,867			1,271,982			1,403,559			1,271,634		1,300,271	1,420,171	1,529,645	1,672,343
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			1,000,000				994,854			986,891			1,066,640			1,174,599			1,166,355			1,060,024		1,024,327	1,076,579	1,112,982	1,143,141
Bloomberg Barclays U.S. Securitized Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Securitized Index
Accumulated Value	$ 10,000			$ 10,058				$ 9,378			$ 8,956			$ 9,411			$ 9,741			$ 10,140
Bloomberg Barclays U.S. Securitized Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Securitized Index
Accumulated Value		$ 1,000,000			$ 1,041,851				$ 1,043,731			$ 973,221			$ 929,424			$ 976,618			$ 1,010,850		$ 1,052,272
60% MSCI World & 40% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value			10,000				10,920			11,656			12,327			13,434			16,095			14,663		15,639	17,665	19,565	22,143
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,949			9,869			10,666			11,746			11,664			10,600		10,243	10,766	11,130	11,431
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net)
Accumulated Value			10,000				11,612			12,991			13,462			14,435			19,498			17,711		20,099	23,784	27,522	33,139
60% MSCI World & 40% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value			10,000				10,920			11,656			12,327			13,434			16,095			14,663		15,639	17,665	19,565	22,143
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,949			9,869			10,666			11,746			11,664			10,600		10,243	10,766	11,130	11,431
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net)
Accumulated Value			10,000				11,612			12,991			13,462			14,435			19,498			17,711		20,099	23,784	27,522	33,139
60% MSCI World & 40% Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value			1,000,000				1,092,045			1,165,630			1,232,677			1,343,375			1,609,512			1,466,252		1,563,874	1,766,489	1,956,477	2,214,345
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			1,000,000				994,854			986,891			1,066,640			1,174,599			1,166,355			1,060,024		1,024,327	1,076,579	1,112,982	1,143,141
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net)
Accumulated Value			$ 1,000,000				$ 1,161,186			$ 1,299,128			$ 1,346,166			$ 1,443,527			$ 1,949,813			$ 1,771,136		$ 2,009,910	$ 2,378,430	$ 2,752,214	$ 3,313,941